Post Employment Benefit Obligations	12 Months Ended
Dec. 31, 2021
POST EMPLOYMENT BENEFIT OBLIGATIONS
Post Employment Benefit Obligations

25.  POST-EMPLOYMENT BENEFIT OBLIGATIONS.

25.1 General information:

Enel Chile and certain subsidiaries granted various post-employment benefits to either all or certain active or retired employees. These benefits are calculated and recognized in the financial statements according to the criteria described in Note 3.m.1, and include primarily the following:

Defined benefit plans:

•	Employee severance indemnities: The beneficiary receives a certain number of contractual salaries on the date of his retirement. This benefit becomes enforceable once the employee has provided services for a minimum period that, depending on the company, ranges from 5 to 15 years.
•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•	Electricity supply: The beneficiary receives a monthly bonus, which covers a part of the billing for their home consumption.
•	Healthcare benefits: The beneficiary receives additional coverage that supplements the coverage provided by the social security regime.

25.2 Details, changes and presentation in financial statements:

a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2021 and 2020 are as follows:

	12-31-2021	12-31-2020
	ThCh$	ThCh$
Employee severance indemnities	39,469,461	50,011,279
Complementary Pension	14,349,089	18,896,906
Health Plans	2,459,163	3,145,989
Energy Supply Plans	2,673,873	3,484,091
Total post-employment obligations, net	58,951,586	75,538,265

The decrease in post-employment obligations is mainly due to an adjustment of the discount rate that the Group applied at the end of the year ended December 31, 2021. The increase in this actuarial assumption of more than 100 basis points compared to the end of 2020 arose from changes to the macroeconomic and financial environment due to the COVID-19 pandemic (see Notes 2.3 and 34.5).

b)	The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2021 and 2020.

	For the years ended December 31,
Expense Recognized in	2021	2020	2019
Comprehensive Income	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(1,099,554)	(2,132,231)	(1,928,868)
Defined benefit plan interest cost (1)	(1,818,983)	(2,146,386)	(2,639,738)
Past service cost	—	—	(1,224,527)
Expenses recognized in Profit or Loss	(2,918,537)	(4,278,617)	(5,793,133)
Gains (losses) from remeasurement of defined benefit plans	12,547,898	(8,545,834)	(7,777,204)
Total expense recognized in the Statement of Comprehensive Income	9,629,361	(12,824,451)	(13,570,337)

(1) See Note 33

c)	The balance and movements in post-employment defined benefit obligations as of December 31, 2021 and 2020 are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance as of January 1, 2020	66,163,490
Current service cost	2,132,231
Interest cost	2,146,386
Actuarial (gains) losses from changes in financial assumptions	4,695,927
Actuarial (gains) losses from changes in experience adjustments	3,849,907
Foreign currency translation	102,073
Contributions paid	(3,335,366)
Transfer of employees	(216,383)
Balance as of December 31, 2020	75,538,265
Current service cost	1,099,554
Interest cost	1,818,983
Actuarial (gains) losses from changes in financial assumptions	(14,628,751)
Actuarial (gains) losses from changes in experience adjustments	2,080,853
Foreign currency translation	141,342
Contributions paid	(7,265,904)
Transfer of employees	167,244
Closing balance December 31, 2021	58,951,586

25.3 Other disclosures:

•	Actuarial assumptions:

As of December 31, 2021 and 2020, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2021	12-31-2020
Discount rates used	5.60%	2.60%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	6.90%	7.10%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014

•	Sensitivity:

As of December 31, 2021, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$4,470,682 (ThCh$5,602,670 as of December 31, 2020) if the rate rises and an increase of ThCh$4,741,049 (ThCh$6,136,668 as of December 31, 2020) if the rate falls.

•	Defined contribution:

According to the available estimate, the disbursements foreseen to cover the defined benefit plans for 2021 amount to ThCh$7,448,154.

•	Length of commitments

Enel Chile´s obligations have a weighted average length of 7.03 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	7,448,154
2	5,436,208
3	5,779,343
4	5,630,099
5	5,339,404
6 to 10	26,450,572